UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05642

American Income Fund, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

American Income Fund, Inc.

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: August 31

Date of reporting period: June 30, 2013

Item 1: Proxy Voting Record

***************************** FORM N-PX REPORT *****************************

ICA File Number: 811-05642

Reporting Period: 07/01/2012 – 06/30/2013

American Income Fund Inc./VA

========================== American Income Fund, Inc. ==========================

BANK OF AMERICA CORPORATION

Ticker:	BAC	Security ID: 060505583
Meeting Date:	MAY 08, 2013	Meeting Type: Annual
Record Date:	MAR 13, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Sharon L. Allen	For	For	Management

1.2	Elect Director Susan S. Bies	For	For	Management

1.3	Elect Director Jack O. Bovender, Jr.	For	For	Management

1.4	Elect Director Frank P. Bramble, Sr.	For	For	Management

1.5	Elect Director Arnold W. Donald	For	For	Management

1.6	Elect Director Charles K. Gifford	For	For	Management

1.7	Elect Director Charles O. Holliday, Jr.	For	For	Management

1.8	Elect Director Linda P. Hudson	For	For	Management

1.9	Elect Director Monica C. Lozano	For	For	Management

1.10	Elect Director Thomas J. May	For	For	Management

1.11	Elect Director Brian T. Moynihan	For	For	Management

1.12	Elect Director Lionel L. Nowell, III	For	For	Management

1.13	Elect Director R. David Yost	For	For	Management

2	Advisory Vote to Ratify Named Executive Officers’ Compensation	For	For	Management

3	Ratify Auditors	For	For	Management

4	Report on Political Contributions	Against	For	Shareholder

5	Adopt Proxy Access Right	Against	Against	Shareholder

6	Amend Bylaw to Limit Multiple Board Service	Against	Against	Shareholder

7	Report on Feasibility of Prohibiting Political Contributions	Against	Against	Shareholder

8	Review Fair Housing and Fair Lending Compliance	Against	For	Shareholder

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

Ticker:	BTZ	Security ID: 092508100
Meeting Date:	JUL 27, 2012	Meeting Type: Annual
Record Date:	MAY 31, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Frank J. Fabozzi	For	For	Management

1.2	Elect Director James T. Flynn	For	For	Management

1.3	Elect Director Karen P. Robards	For	For	Management

BLACKROCK CREDIT ALLOCATION INCOME TRUST IV

Ticker:	BTZ	Security ID: 092508100
Meeting Date:	NOV 02, 2012	Meeting Type: Special
Record Date:	SEP 04, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Issuance of Shares to PSW for a Private Placement	For	For	Management

2	Approve Issuance of Shares to PSY for a Private Placement	For	For	Management

3	Approve Issuance of Shares to BPP for a Private Placement	For	For	Management

4	Approve Eliminating BTZ’s Investment Policy	For	For	Management

PIONEER FLOATING RATE TRUST

Ticker:	PHD	Security ID: 72369J102
Meeting Date:	SEP 18, 2012	Meeting Type: Annual
Record Date:	JUL 13, 2012

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas J. Perna	For	For	Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Income Fund, Inc.

By:	/s/ JILL M. STEVENSON
Jill M. Stevenson
Treasurer

Date: August 14, 2013

5